Related-Party Transactions (Tables)	Nov. 18, 2019
Virginia Electric and Power Company
Schedule of Related Party Transactions
Presented below are Virginia Power’s significant transactions with DES and other affiliates:

	Three Months Ended March 31,
	2019	2018
(millions)
Commodity purchases from affiliates	$272	$398
Services provided by affiliates (1)	119	120
Services provided to affiliates	6	6
(1)	Includes capitalized expenditures of $33 million and $37 million for the three months ended March 31, 2019 and 2018, respectively.

Dominion Energy Gas Holdings, LLC
Schedule of Related Party Transactions
Presented below are Dominion Energy Gas’ significant transactions with DES, DECGS DEQPS and other affiliates and related parties:

	Three Months Ended March 31,
	2019	2018
(millions)
Sales of natural gas and transportation and storage services to affiliates	$67	$46
Services provided by related parties (1)	45	44
Services provided to related parties (2)	45	59
(1)	Includes capitalized expenditures of $6 million and $12 million for the three months ended March 31, 2019 and 2018, respectively.
(2)	Amounts primarily attributable to Atlantic Coast Pipeline, a related-party VIE.

Schedule of Related Party Transactions
The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

	March 31, 2019	December 31, 2018
(millions)
Other receivables (1)	$12	$13
Imbalances receivable from affiliates	1	16
Imbalances payable to affiliates (2)	1	4
(1)	Represents amounts due from Atlantic Coast Pipeline, a related-party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.